EATON VANCE GROWTH TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 2026 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 261 (“Amendment No. 261”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 261 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-25-013938) on December 23, 2025:

Eaton Vance All Asset Strategy Fund

Eaton Vance Equity Strategy Fund

Eaton Vance China Equity Fund

Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo
Secretary

Date:	January 5, 2026